MML SERIES INVESTMENT FUND

MML Large Cap Growth Fund

Supplement dated September 8, 2014 to the

Prospectus dated May 1, 2014 and the

Summary Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and the Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and the Summary Prospectus, and any previous supplements.

Effective immediately, the information for Sam Console under the heading Portfolio Managers in the section titled Management (page 69 in the Prospectus) and under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 114 of the Prospectus is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-14-09

LCG-14-01

MML SERIES INVESTMENT FUND

Supplement dated September 8, 2014 to the

Statement of Additional Information dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the following replaces the last sentence in the first paragraph under “Other Disclosures” found on page B-45 in the section titled Disclosure of Portfolio Holdings:

These service providers include the Funds’ custodian (State Street Bank and Trust Company (“State Street”)), the Funds’ sub-administrators (State Street and MassMutual), the Funds’ independent registered public accounting firm (Deloitte & Touche LLP), legal counsel (Ropes & Gray LLP), financial printer (R.R. Donnelley), any proxy voting service employed by the Funds, MML Advisers, or any of the Funds’ subadvisers, providers of portfolio analysis tools, and any pricing services employed by the Funds.

Effective immediately, the following replaces the last two sentences in the first paragraph under “Administrator and Sub-administrator” found on page B-63 in the section titled Investment Advisory and Other Service Agreements:

MML Advisers has entered into sub-administration agreements with both State Street and MassMutual pursuant to which State Street and MassMutual each assist in many aspects of fund administration and are compensated by MML Advisers for providing administrative services to all of the Funds.

Effective immediately, the information for Sam Console under Rainier Investment Management, LLC found on page B-185 in Appendix C – Additional Portfolio Manager Information is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L7352-14-04